Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
13. Derivative Financial Instruments
The Company is exposed to market risks, including changes in interest rates. To manage the risk related to these exposures, the Company has entered into various derivative instruments that reduce these risks by creating offsetting exposures.
Interest Rate Swaps
The Company has utilized swap agreements that will fix the floating interest rates associated with its Term Loan as shown in the following table:

Designation Date	Effective Date	Initial Notional Amount	Notional Amount Outstanding as of December 31, 2022	Fixed Rate	Expiration Date
July 2021	August 2020	$89,863,420	$100,000,000	3.0680%	February 2023
December 2021	August 2020	$181,205,050	$478,905,707	0.7203%	April 2024
December 2021	August 2020	$388,877,200	$599,043,463	0.6826%	April 2024
December 2021	May 2022	$220,130,318	$218,699,843	0.4570%	April 2024
December 2021	May 2022	$306,004,562	$302,505,737	0.4480%	April 2024
December 2021	April 2024	$871,205,040	n/a	1.6533%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6560%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6650%	June 2025
March 2022	June 2025	$1,197,000,000	n/a	2.5540%	December 2026
Concurrent with the Term Loan refinancing, we amended our interest rate swap to incorporate Term SOFR. In accordance with Accounting Standards Codification Topic 848,
Reference Rate Reform
,
we did not redesignate the interest rate hedges when they were amended from LIBOR to SOFR; as we are permitted to maintain designation through the transition. Also, during the Successor year ended December 31, 2022, we executed an additional interest rate swap, which has been designated as a cash flow hedge.
Our swap agreements amortize or accrete based on achieving targeted hedge ratios. All interest rate swaps have been designated as cash flow hedges. As a result of hedge amendments in December 2021 and July 2021, the fair value of the instruments at the time of re-designation
are being amortized into interest expense over the remaining life of the instruments.
Financial Instrument Presentation
The fair values and location of outstanding derivative instruments recorded in the Consolidated Balance Sheets are as follows (in millions):

	December 31, 2022	December 31, 2021
Assets
Other current assets	$72	$1
Other assets	62	16

Total	$134	$17

Liabilities
Other current liabilities	$—	$8
Other liabilities	—	1

Total	$—	$9

The Company estimates that approximately $71 million of derivative gains included in Accumulated other comprehensive income as of December 31, 2022 will be reclassified into earnings over the next twelve months.